Condensed Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 318	$ 258	$ 741	$ 595	$ 770	$ 713	$ 651
Other comprehensive income:
Net effects of cash flow hedges (net of tax)					3	(21)	2
Net effects of cash flow hedges (net of tax)	1	1	2	2
Defined benefit pension plans (net of tax)	1	1	3	5	17	9	27
Total other comprehensive income	2	2	5	7	20	(12)	29
Comprehensive income	$ 320	$ 260	$ 746	$ 602	$ 790	$ 701	$ 680